Basis of preparation, significant judgments, and accounting policies, Share Conversion and Consolidation (Details)		12 Months Ended
	May 27, 2021	Dec. 31, 2022
Share conversion and consolidation [Abstract]
Stock split conversion ratio	2.5	2.5